UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D

ASSET BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:   March 13, 2018 to April 12, 2018

Commission File Number of issuing entity:  333-207677-02

Central Index Key Number of issuing entity:  0001682405

GS Mortgage Securities Trust 2016-GS3
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-207677

Central Index Key Number of depositor:  0001004158

GS Mortgage Securities Corporation II
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541502

Goldman Sachs Mortgage Company
(Exact name of sponsor as specified in its charter)

Leah Nivison (212) 902-1000
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-4006910
38-4006911
38-4006912
38-7145174
(I.R.S. Employer Identification No.)

c/o Wells Fargo Bank, N.A.
9062 Old Annapolis Road
Columbia, MD 21045
(Address of principal executive offices of the issuing entity) (Zip Code)

(410) 884-2000
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A-1			X
A-2			X
A-3			X
A-4			X
A-AB			X
A-S			X
B			X
C			X
PEZ			X
X-A			X
X-B			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On April 12, 2018 a distribution was made to holders of the certificates issued by GS Mortgage Securities Trust 2016-GS3.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

No assets securitized by GS Mortgage Securities Corporation II (the "Depositor") and held by GS Mortgage Securities Trust 2016-GS3 were the subject of a demand to repurchase for breach of the representations and warranties contained in the underlying transaction documents during the distribution period from March 13, 2018 to April 12, 2018.

The Depositor has filed a Form ABS-15G on February 12, 2018. The CIK number of the Depositor is 0001004158. There is no new activity to report at this time.

Goldman Sachs Mortgage Company ("GSMC"), one of the sponsors, has filed a Form ABS-15G on February 13, 2018. The CIK number of GSMC is 0001541502. There is no new activity to report at this time.

Part II - OTHER INFORMATION

Item 9. Other Information.

Midland Loan Services, A Division of PNC Bank, National Association, in its capacity as Master Servicer for GS Mortgage Securities Trust 2016-GS3, affirms the following amounts in the respective accounts:

Collection Account Balance
Prior Distribution Date	03/12/2018	$7,900.00
Current Distribution Date	04/12/2018	$7,300.00

REO Account Balance
Prior Distribution Date	03/12/2018	$0.00
Current Distribution Date	04/12/2018	$0.00

Wells Fargo Bank, N.A., in its capacity as Certificate Administrator for GS Mortgage Securities Trust 2016-GS3, affirms the following amounts in the respective accounts:

Distribution Account Balance
Prior Distribution Date	03/12/2018	$4,899.50
Current Distribution Date	04/12/2018	$5,390.47

Interest Reserve Account Balance
Prior Distribution Date	03/12/2018	$0.00
Current Distribution Date	04/12/2018	$0.00

Gain-On-Sale Account Balance
Prior Distribution Date	03/12/2018	$0.00
Current Distribution Date	04/12/2018	$0.00

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D:

(99.1) Monthly report distributed to holders of the certificates issued by GS Mortgage Securities Trust 2016-GS3, relating to the April 12, 2018 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

GS Mortgage Securities Corporation II

(Depositor)

/s/ Leah Nivison
Leah Nivison, CEO

Date: April 26, 2018

EXHIBIT INDEX

Exhibit Number	Description
EX 99.1	Monthly report distributed to holders of the certificates issued by GS Mortgage Securities Trust 2016-GS3, relating to the April 12, 2018 distribution.